Fair Value Disclosures - Assets and Liabilities Measured on Recurring Basis (Q2) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	$ 156,577,182	$ 151,944,567	$ 129,421,914
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	156,577,000	151,944,000
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
U.S. Government-sponsored enterprises (GSEs) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	28,128,000	25,776,000
U.S. Government-sponsored enterprises (GSEs) [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
U.S. Government-sponsored enterprises (GSEs) [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	28,128,000	25,776,000
U.S. Government-sponsored enterprises (GSEs) [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
Mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	111,954,000	116,215,000
Mortgage-backed securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
Mortgage-backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	111,954,000	116,215,000
Mortgage-backed securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
Other debt securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	911,000	950,000
Other debt securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
Other debt securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	911,000	950,000
Other debt securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
Municipal securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	15,584,000	9,003,000
Municipal securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	0	0
Municipal securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	15,584,000	9,003,000
Municipal securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale, at fair value	$ 0	$ 0